Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of operating segments [line items]
Net gain on divestitures included net income attributable to equity holder	$ 121			$ 121
Net gain on divestitures included net income attributable to equity holder before tax	142			142
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	18	$ 13	$ 44	31	$ 59
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	210	161	156	371	289
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	41	34	27	75	53
Net income from investments in associated corporations	$ (58)	$ (45)	$ (46)	$ (103)	$ (84)